Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 02, 2022	Feb. 01, 2020
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, Outstanding		0	0	0
Preferred stock, authorized		0	0	10,000,000	10,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Rigetti Holdings Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividends, Preferred Stock			$ 0
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from Issuance of Common Stock		$ 50,000,000
Common Class A [Member] | Rigetti Holdings Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						2,784,748
Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, authorized				73,389,000
Series C Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						7,592,750
Stock Issued During Period, Shares, New Issues	46,885,511
Stock Issued During Period, Value, New Issues	$ 54,022,876
Proceeds from Issuance of Preferred Stock	$ 1,236,600
Dividends Payable, Amount Per Share						$ 0.069134
Preferred Stock, Liquidation Preference Per Share		$ 1.15	$ 1.15
Preferred Stock, Convertible, Conversion Price		1.15	$ 1.15
Preferred Stock, Conversion Basis			one-for-one
Series C1Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, authorized				62,537,577
Series C1Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						14,234,450
Preferred stock, Outstanding						8,983,968
Dividends Payable, Amount Per Share						$ 0.069134
Preferred Stock, Liquidation Preference Per Share		1.15	$ 1.15
Preferred Stock, Convertible, Conversion Price		$ 9.22	$ 9.22
Preferred Stock, Conversion Basis			eight-for-one
Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, par value				$ 0.000001